Accumulated Other Comprehensive Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	$ (3,922)	$ (3,566)	$ (3,145)
Income tax recovery (expense), beginning balance	1,073	782	787
Accumulated other comprehensive loss, net of tax, beginning balance	(2,849)	(2,784)	(2,358)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign exchange gain (loss) on translation of net investment in foreign operations, before tax	(636)	1,038	(701)
Foreign exchange gain (loss) on translation of net investment in foreign operations, income tax recovery (expense)	0	0	0
Foreign exchange gain (loss) on translation of net investment in foreign operations, net of tax	(636)	1,038	(701)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, before tax	380	(635)	504
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, income tax recovery (expense)	(52)	86	(67)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, net of tax	328	(549)	437
Actuarial gain (loss) arising during the year, before tax	(600)	(969)	(408)
Actuarial gain (loss) arising during the year, income tax recovery (expense)	155	262	110
Actuarial gain (loss) arising during the year, net of tax	(445)	(707)	(298)
Prior service credit arising during the year, before tax		6
Prior service credit arising during the year, income tax recovery (expense)		(2)
Prior service credit arising during the year, net of tax		4
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss, before tax	152	198	179
Amortization of net actuarial loss, income tax recovery (expense)	(39)	(54)	(47)
Amortization of net actuarial loss, net of tax	113	144	132
Amortization of prior service cost, before tax	3	3	5
Amortization of prior service cost, income tax recovery (expense)	(1)	0	(1)
Amortization of prior service cost, net of tax	2	3	4
Settlement loss arising during the year, before tax	5	3
Settlement loss arising during the year, income tax recovery (expense)	(1)	(1)
Settlement loss arising during the year, net of tax	4	2
Other comprehensive loss before income taxes	(696)	(356)	(421)
Income tax recovery (expense)	62	291	(5)
Other comprehensive loss	(634)	(65)	(426)
Accumulated other comprehensive loss, before tax, ending balance	(4,618)	(3,922)	(3,566)
Income tax recovery (expense), ending balance	1,135	1,073	782
Accumulated other comprehensive loss, net of tax, ending balance	(3,483)	(2,849)	(2,784)
Foreign currency translation adjustments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	(41)	(444)	(247)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign exchange gain (loss) on translation of net investment in foreign operations, before tax	(636)	1,038	(701)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, before tax	380	(635)	504
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Other comprehensive loss before income taxes	(256)	403	(197)
Accumulated other comprehensive loss, before tax, ending balance	(297)	(41)	(444)
Pension and other postretirement benefit plans [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	(3,881)	(3,122)	(2,898)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Actuarial gain (loss) arising during the year, before tax	(600)	(969)	(408)
Prior service credit arising during the year, before tax		6
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss, before tax	152	198	179
Amortization of prior service cost, before tax	3	3	5
Settlement loss arising during the year, before tax	5	3
Other comprehensive loss before income taxes	(440)	(759)	(224)
Accumulated other comprehensive loss, before tax, ending balance	$ (4,321)	$ (3,881)	$ (3,122)